TANGIBLE ASSETS - Investment properties - Summary (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	$ 257.4		$ 836,324	$ 783,794	[2]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			586,799	583,572
Accumulated adjustments to fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			249,525	200,222
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			569,339	525,511
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			371,087	365,675
Land | Accumulated adjustments to fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			198,252	159,836
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			266,985	258,283
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			215,712	217,897
Buildings | Accumulated adjustments to fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property			$ 51,273	$ 40,386

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.